Pay vs Performance Disclosure - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Net Income (Loss)	€ (19,017,804)	€ (21,177,772)	€ (2,933,058)